THE GROUP AND ITS OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2022
THE GROUP AND ITS OPERATIONS
Percentage of Equity Interest in Direct Subsidiaries

			Ownership %
Description	Location	Nature of Business	2022	2021
Subsidiaries
IBEX Global Limited	Bermuda	Holding Company	100%	100%
DGS Limited	Bermuda	Holding Company	100%	100%
iSky Inc.	USA	Customer experience	—%	100%